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                       ING VP EMERGING MARKETS FUND, INC.
                          ING VP Emerging Markets Fund

                        Supplement Dated August 20, 2004
                 to the ING VP Emerging Markets Fund Prospectus
                              Dated April 30, 2004

Effective August 1, 2004, the sixth paragraph under the section entitled "Management of the Funds - ING Investment Advisors B.V.," on page 9 of the Prospectus is deleted in its entirety. Bratin Sanyal is no longer a Portfolio Manager of ING VP Emerging Markets Fund.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE